CREDIT AGREEMENT (Schedule of interest Expense Recognized) (Details) (USD $) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Credit Agreement Schedule Of Interest Expense Recognized Details Usd
Amortization of debt issuance costs	$ 338
Interest expense	1,266
Total interest expense recognized	$ 1,604
Effective interest rate	2.84%